CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating activities:
Net income (loss)	¥ (49,462,929)	$ (7,171,450)	¥ 225,820,409	¥ 168,652,466
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Allowance for doubtful accounts	25,044,327	3,631,086	1,272,454	505,912
Share-based compensation	58,219,186	8,440,989	47,218,156	39,608,915
Depreciation and amortization	142,711,409	20,691,209	95,473,048	50,239,037
Reduction in the carrying amount of right-of-use assets	8,525,547	1,236,088	10,730,213
Investment income	(10,917,736)	(1,582,923)	(21,167,575)	(17,697,800)
Unrealized foreign exchange loss (gain)	(7,508,084)	(1,088,570)	1,882,626	3,358,752
Deferred income tax expense (benefit)	(6,079,533)	(881,449)	4,321,601	(18,150,489)
Loss on disposal of property, plant and equipment	478,457	69,370	235,581	17,160
Write-down of inventories	8,991,793	1,303,687	3,679,669	5,809,583
Changes in operating assets and liabilities:
Accounts receivable	(56,145,868)	(8,140,386)	(168,520,346)	13,402,725
Inventories	(156,107,463)	(22,633,455)	(131,185,130)	30,565,820
Prepayments and other current assets	(125,888,562)	(18,252,126)	(24,763,588)	1,080,721
Other non-current assets	(1,834,238)	(265,940)	1,520,050	(391,736)
Accounts payable and notes payable	93,747,996	13,592,182	286,726,602	136,838,756
Advances from customers	7,545,887	1,094,051	(22,764,635)	32,655,527
Deferred revenue	5,517,801	800,006	18,119,340	(7,944,641)
Other non-current liabilities	(9,365,449)	(1,357,862)	(4,374,815)	5,846,549
Income tax receivable	(13,349,602)	(1,935,510)
Income taxes payable	(15,703,460)	(2,276,788)	3,046,431	11,541,289
Accrued expenses and other current liabilities	(13,056,147)	(1,892,963)	15,256,165	9,660,165
Operating lease liabilities, current and non-current	(7,219,675)	(1,046,754)	(8,351,554)
Net cash provided by (used in) operating activities	(121,856,343)	(17,667,508)	334,174,702	465,598,711
Investing activities:
Cash paid for purchase of property, plant and equipment	(135,349,387)	(19,623,816)	(285,745,233)	(111,745,878)
Payment of land use rights				(39,749,734)
Purchase of intangible assets				(86,358)
Purchase of term deposits	(635,470,550)	(92,134,569)	(357,162,950)	(411,324,241)
Cash received from redemption of term deposits	551,794,100	80,002,624	353,295,700	445,826,800
Cash paid for purchase of short-term investments	(2,593,000,000)	(375,949,661)	(6,032,000,000)	(2,726,500,000)
Cash received from sale of short-term investments	3,213,917,736	465,974,270	6,027,167,575	2,308,347,800
Prepayment for an investment	(4,000,000)	(579,945)
Others			(614,066)
Net cash used in investing activities	397,891,899	57,688,903	(295,058,974)	(535,231,611)
Financing activities:
Cash received from exercise of employee stock options	2,203,086	319,417	6,246,384	24,230,446
Proceeds from short-term bank borrowings	340,000,000	49,295,367	340,000,000	180,000,000
Repayment for short-term bank borrowings	(360,000,000)	(52,195,094)	(340,000,000)	(217,394,132)
Net cash provided by (used in) financing activities	(17,796,914)	(2,580,310)	6,246,384	(13,163,686)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	30,043,572	4,355,907	(8,490,370)	(23,332,213)
Net increase (decrease) in cash, cash equivalents and restricted cash	288,282,214	41,796,992	36,871,742	(106,128,799)
Cash, cash equivalents and restricted cash at the beginning of the year	432,344,956	62,684,126	395,473,214	501,602,013
Cash, cash equivalents and restricted cash at the end of the year	720,627,170	104,481,118	432,344,956	395,473,214
Supplemental information
Interest paid	5,711,056	828,025	6,346,189	8,937,637
Income tax paid	13,374,909	1,939,180	39,668,576	27,695,456
Payable for property, plant and equipment	7,522,480	1,090,657	¥ 11,279,464	¥ 6,313,746
Prepayment for a service in previous year to purchase of an investment	¥ 3,000,000	$ 434,959